PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

Details of the Group’s property, plant and equipment are as follows:

$	IT equipment	Total
Cost
At 1 April 2023	15,315	15,315
Additions	-	-
Disposals	(5,037)	(5,037)
Foreign exchange	189	189
At March 31, 2024	10,467	10,467

Depreciation
At 1 April 2023	8,099	8,099
Charge in year	3,866	3,866
Write Off Disposals	(5,037)	(5,037)
Foreign exchange	189	189
At March 31, 2024	7,117	7,117
Net Book Value as at March 31, 2024	3,350	3,350

$	IT equipment	Total
Cost
At April 1, 2022	9,779	9,779
Additions	5,916	5,916
Disposals	-	-
Foreign exchange	(380)	(380)
At March 31, 2023	15,315	15,315

Depreciation
At April 1, 2022	4,554	4,554
Charge in year	3,797	3,797
Foreign exchange	(252)	(252)
At March 31, 2023	8,099	8,099

Net Book Value as at March 31, 2023	7,216	7,216

The Group’s property, plant and equipment is located in the following operating segments:

Group	Net Book Value March 31 2024
	$
UK		1,859
US		1,491
Total		3,350

Group	Net Book Value March 31 2023
	$
UK		3,433
US		3,783
Total		7,216